SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
Summary of share options activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2021	2,740,020	1.67	6.90	1,976
Granted	1,166,980	0.01	—	—
Exercised	(398,000)	0.01	—	—
Forfeited	(152,365)	2.44	—	—
Outstanding at December 31, 2022	3,356,635	0.10	6.89	2,994
Vested and expected to vest as of December 31, 2022	4,821,350	0.29	5.70	4,378
Exercisable as of December 31, 2022	2,408,105	0.65	5.96	2,118

Summary of fair value assumptions

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2020	2021	2022
Expected volatility	72.22%-78.51%	73.76%-75.78%	75.77%-77.77%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Risk-free interest rate per annum	0.79%-2.08%	1.09%-1.66%	1.66%-4.10%
The fair value of underlying ordinary shares (per share)	US$1.71-US$4.65	US$0.20-US$2.92	US$0.36-US$1.13

Schedule of fair values of the options granted

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Weighted average grant date fair value of option per share	2.52	0.82	0.92
Aggregate grant date fair value of options	3,115	720	1,079

Summary of the non-vested shares activity

	Number of Non-	Weighted Average
	vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2021	159,385	7.11
Granted	387,170	0.47
Vested	(185,685)	2.62
Forfeited	(215,950)	0.89
Outstanding as of December 31, 2022	144,920	4.38